Revenues (Tables)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022
Revenues
Summary of revenues by product type and geographical distribution of revenues from external customers

	Three	Three	Nine	Nine
	months	months	months	months
	ended	ended	ended	ended
	May 31,	May 31,	May 31,	May 31,
	2023	2022	2023	2022
	$	$	$	$
Sale of electric boats	341,397	613,354	692,638	873,158
Sale of parts and boat maintenance	80,443	32,878	255,299	56,968
Boat rental and boat club membership revenue	878,260	1,368,537	2,583,118	3,045,014
	1,300,100	2,014,769	3,531,055	3,975,140

			Three
			months
			ended
	Sale of	Rental of	May 31,
	electric	electric	2023
	boats	boats	Total
	$	$	$
Canada	184,199	—	184,199
USA	140,041	878,260	1,018,301
Other	97,600	—	97,600
	421,840	878,260	1,300,100

			Three
			months
			ended
	Sale of	Rental of	May 31,
	electric	electric	2022
	boats	boats	Total
	$	$	$
Canada	229,972	—	229,972
USA	416,260	1,368,537	1,784,797
	646,232	1,368,537	2,014,769

			Nine
			months
			ended
	Sale of	Rental of	May 31,
	electric	electric	2023
	boats	boats	Total
	$	$	$
Canada	184,199	—	184,199
USA	666,138	2,583,118	3,249,256
Other	97,600	—	97,600
	947,937	2,583,118	3,531,055

			Nine
			months
			ended
	Sale of		May 31,
	electric	Rental of	2022
	boats	electric boats	Total
	$	$	$
Canada	370,448	—	370,448
USA	559,678	3,045,014	3,604,692
	930,126	3,045,014	3,975,140

	2022	2021	2020
	$	$	$
Sales of boats	2,459,365	2,080,110	2,249,107
Sales of parts and boat maintenance	97,721	75,205	167,263
Boat rental and boat club membership revenue	4,793,860	1,355,548	—
Other	—	2,925	803
	7,350,946	3,513,788	2,417,173

	Sale of	Rental of	2022
	electric boats	electric boats	Total
	$	$	$
Canada	557,639	—	557,639
USA	1,292,666	4,793,861	6,086,527
Other	706,780	—	706,780
	2,557,085	4,793,861	7,350,946

	Sale of	Rental of	2021	2020
	electric boats	electric boats	Total	Total
	$	$	$	$
Canada	571,216	—	571,216	827,057
USA	1,329,575	1,363,024	2,692,599	1,407,063
Other	249,973	—	249,973	183,053
	2,150,764	1,363,024	3,513,788	2,417,173